Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2023
Standby Equity Purchase Agreement
Schedule of fair value of contingent liabilities

Valuation assumptions:	December 31, 2023	October 2, 2023
Expected draws	$5,000	$5,000
Expected probability of draws	90.0%	90.0%
Risk-free interest rate	5.4%	4.9%